EARNINGS PER COMMON SHARE (Tables)	6 Months Ended
Jun. 30, 2015
EARNINGS PER COMMON SHARE
Schedule of weighted average shares outstanding basic and diluted used for calculating earnings per common share

	Three months ended June 30,		Six months ended June 30,
	2015	2014	2015	2014
(number of shares in millions)
Weighted average shares outstanding	846	824	843	822
Effect of dilutive options	12	10	13	10

Diluted weighted average shares outstanding	858	834	856	832